Financial risk management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Non-cash loss recognized in relation to cross currency interest rate swaps	€ 7.8	€ 23.5	€ 3.9